CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED	12 Months Ended
Dec. 31, 2011
CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED

NOTE 21 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED

The Company records its investments in its subsidiaries and VIE under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries and VIEs”.

The subsidiaries and VIEs did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2011 and 2010, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2011	2010

Assets
Cash and cash equivalents	$80	$270
Prepaid expenses and other current assets	301	102
Investment in subsidiaries and VIEs	206,170	143,067
Due from subsidiaries and VIEs	84,794	86,667
Total assets	$291,345	$230,106

Liabilities
Other payables and accrued liabilities	$1,063	$240
Earn-out obligation	—	73,100
Total liabilities	$1,063	$73,340

Shareholders’ equity
Ordinary shares - $0.001 par value authorized - 50,000,000 shares; issued and outstanding – 23,538,919 shares and 19,615,766 shares at December 31, 2011 and 2010, respectively	24	20
Additional paid-in capital	379,952	286,642
Accumulated losses	(111,333)	(137,463)
Accumulated other comprehensive income	21,639	7,567
Total shareholders’ equity	290,282	156,766

Total liabilities and shareholders’ equity	$291,345	$230,106

Condensed Statement of Operations

	Years ended December 31,
	2011	2010	2009

Equity in profit of subsidiaries	$49,031	$42,481	$38,622

General and administrative expenses	5,600	4,940	1,498
Interest expense	1	33	—
Total operating expenses	5,601	4,973	1,498

Income from operations	43,430	37,508	37,124
Loss on change in fair value of earn-out obligation	(17,300)	(100,400)	(89,500)
Other income (expenses), net	—	—	(817)
Net income (loss)	$26,130	$(62,892)	$(53,193)

Condensed Statement of Cash flows

	December 31,
	2011	2010	2009

Net cash and cash equivalents used in operating activities	$(2,063)	$(1,797)	$(1,632)
Net cash and cash equivalents provided by (used in) investing activities	1,873	(78,745)	(8,378)
Net cash and cash equivalents provided by financing activities	—	74,908	15,914
Cash and cash equivalents, beginning of the year	270	5,904	—
Cash and cash equivalents, end of the year	$80	$270	$5,904